Investment Strategy	Jul. 31, 2026
LVIP Inflation Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets. The Fund seeks to provide a total return above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods) as measured by the United States Consumer Price Index after fees have been deducted.The Fund is actively managed and will over time invest in a broad range of asset classes worldwide including bonds, emerging markets debt (including sovereign bonds), currencies, Commodities Instruments (as defined below), and equities, in any currency, either directly or indirectly through unaffiliated open-end investment funds (mutual funds) and ETFs (collectively, the “Underlying Funds”). The Fund may invest indirectly in commodities and other asset classes through derivatives or Underlying Funds. In general, SIMNA will select unaffiliated passively managed Underlying Funds that provide exposure to certain investments in accordance with the Fund’s investment strategy. Positions are determined on a market-by-market basis by SIMNA’s investment outlook, which is summa-rized in the form of a scorecard which covers all investable markets. This enables SIMNA to rank opportunities across fixed income, currencies, commodities as well as some equities and construct a diversified portfolio purely of investments that are forecast to generate inflation-beating returns. Each investable market is put into one of three tiers, based on the U.S. dollar aggregate open interest and volumes, meaning the more liquid the market the larger the position permitted.The Fund may invest more than 50% of its assets in fixed and floating rate securities that have a below investment grade credit rating, as measured by Standard & Poor’s or any equivalent grade of other credit rating agencies (these securities are known as “junk bonds”). The Fund seeks to limit geographical concentration using a proprietary, liquidity-based ranking system when selecting non-U.S. fixed and floating rate securities. The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. In selecting securities for the Fund, SIMNA integrates material environmental, social, and governance (“ESG”) analysis into its investment process. SIMNA evaluates the impact and risk around issues such as climate change, environmental performance, labor standards, and corporate governance, among others, which it views as important in its assessment of an issuer’s risk and potential for profitability. SIMNA believes that this ESG assessment, which is integrated with more traditional methods, is an important consideration to understand the investment potential of a company (or an issuer). The Fund’s investments in commodity futures contracts and other commodity linked instruments (collectively, “Commodities Instruments”) will be made through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Through its investment in the Subsidiary, the Fund will seek exposure to a range of commodity sectors from time to time including the energy, agriculture, and metals sectors. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodities Instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in Commodities Instruments. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund will invest up to 25% of its total assets in the Subsidiary.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to provide a total return above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods) as measured by the United States Consumer Price Index after fees have been deducted.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Positions are determined on a market-by-market basis by SIMNA’s investment outlook, which is summa-rized in the form of a scorecard which covers all investable markets. This enables SIMNA to rank opportunities across fixed income, currencies, commodities as well as some equities and construct a diversified portfolio purely of investments that are forecast to generate inflation-beating returns. Each investable market is put into one of three tiers, based on the U.S. dollar aggregate open interest and volumes, meaning the more liquid the market the larger the position permitted.
LVIP U.S. Equity Income Maximizer Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Schroder Investment Management North America Inc. (“SIMNA”) serves as the Fund’s sub-adviser. SIMNA is responsible for the day-to-day management of the Fund’s assets. The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in equity and equity related securities of U.S. companies.Equity and equity-related securities are securities that represent an ownership interest, or the right to acquire an ownership interest, in an issuer, or that have equity-like characteristics. U.S. companies are companies where the Country of Risk, as defined by Bloomberg’s Global Equity Indices Methodology, is the United States. The Country of Risk is a Bloomberg proprietary value, primarily driven by four factors: country of domicile, country of listing, country of largest revenue and reporting currency.The Fund tends to focus on equity and equity related securities (including stocks and index futures) of larger, well-established companies with market capitalizations similar to those companies that comprise the top 500 U.S. companies by market capitalization. The market capitalization range of the S&P 500® Index was $6.73 billion to $5.514 trillion as of September 30, 2026. The Fund’s portfolio seeks to be broadly diversified by company and industry. Based on market or economic conditions, the Fund may, through its stock selection, focus in one or more sectors of the market, though the Fund does not target any particular sector. The Fund is actively managed and invests in an index replication-style portfolio constructed from certain of the top 500 listed U.S. companies by market capitalization. The equity portfolio is constructed using an optimization process to provide exposure to the U.S. large cap market. This risk-based approach uses defined constraints (in this case, the number of holdings) and solves for the lowest available tracking error to the S&P 500 Index given this number of holdings. The Fund may use derivatives with the aim of achieving investment gains, reducing risk, or managing the Fund more efficiently. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Fund receives income from dividends on equities in the portfolio and from the selective sale of short-dated covered call options on individual securities or portfolios of securities held by the Fund, by agreeing to strike prices above which potential capital growth is foregone in exchange for receiving upfront options premiums. Selling call options may reduce participation in capital growth. In exchange for this, the Fund receives a premium income upfront. The reduction in participation means that when the stocks are rising, the Fund will generally underperform a similar, long only equity fund. As stocks fall, the Fund can benefit from the premium received from selling the call options. (The maximum outperformance in weak markets is limited to the aggregate option premium received.) Under certain circumstances, the Fund may also use index options as part of its income generation strategy. The Fund may invest in long futures contracts, which may have the economic effect of creating leverage by creating additional investment exposure, as well as the potential for greater loss. “Leverage” means any method by which the Fund increases its investment exposure whether through the borrowing of cash or securities, or leverage embedded in derivative positions or by any other means.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity and equity-related securities are securities that represent an ownership interest, or the right to acquire an ownership interest, in an issuer, or that have equity-like characteristics. U.S. companies are companies where the Country of Risk, as defined by Bloomberg’s Global Equity Indices Methodology, is the United States. The Country of Risk is a Bloomberg proprietary value, primarily driven by four factors: country of domicile, country of listing, country of largest revenue and reporting currency.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund tends to focus on equity and equity related securities (including stocks and index futures) of larger, well-established companies with market capitalizations similar to those companies that comprise the top 500 U.S. companies by market capitalization.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (including borrowings for investment purposes) in equity and equity related securities of U.S. companies.